Insurance business - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Fair value of underlying items in respect of direct participating contracts	£ 110,045	£ 101,425
Confidence level used to determine risk adjustment for non-financial risk	68.00%	70.00%
Percentage of base mortality, used in calculating bespoke mortality rates	100.00%	100.00%
Minimum
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Lapse rate for workplace pensions	0.80%	0.80%
Lapse rate for longstanding business	0.50%	0.50%
Maximum
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Lapse rate for workplace pensions	13.80%	14.60%
Lapse rate for longstanding business	74.10%	74.10%
Insurance and participating investment contracts
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Confidence level used to determine risk adjustment for non-financial risk	85.00%	90.00%
Financial assets at fair value through profit or loss
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Fair value of underlying items in respect of direct participating contracts	£ 111,435	£ 103,022
Derivative financial instruments
Disclosure of nature and extent of risks that arise from contracts within scope of IFRS 17 [line items]
Fair value of underlying items in respect of direct participating contracts	£ (1,125)	£ (1,337)